UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3759

Variable Insurance Products Fund IV

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2015

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Telecommunications Portfolio

September 30, 2015

1.856920.108
VTELP-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
Communications Equipment - 2.3%
Communications Equipment - 2.3%
QUALCOMM, Inc.	6,500	$349,245
Ruckus Wireless, Inc. (a)	15,700	186,516
		535,761
Diversified Telecommunication Services - 70.6%
Alternative Carriers - 19.3%
8x8, Inc. (a)	44,792	370,430
Cogent Communications Group, Inc.	34,090	925,884
Globalstar, Inc. (a)	142,400	223,568
Iliad SA	509	102,661
inContact, Inc. (a)	59,359	445,786
Iridium Communications, Inc. (a)	27,044	166,321
Level 3 Communications, Inc. (a)	25,830	1,128,513
Lumos Networks Corp.	31,418	382,043
Premiere Global Services, Inc. (a)	28,212	387,633
Towerstream Corp. (a)	39,720	42,500
Vonage Holdings Corp. (a)	41,500	244,020
Zayo Group Holdings, Inc.	2,100	53,256
		4,472,615
Integrated Telecommunication Services - 51.3%
AT&T, Inc.	175,718	5,724,892
Atlantic Tele-Network, Inc.	5,900	436,187
Bezeq The Israel Telecommunication Corp. Ltd.	72,700	138,990
CenturyLink, Inc.	28,190	708,133
Cincinnati Bell, Inc. (a)	46,939	146,450
Consolidated Communications Holdings, Inc.	11,500	221,605
Frontier Communications Corp.	132,114	627,542
General Communications, Inc. Class A (a)	3,447	59,495
IDT Corp. Class B	10,738	153,553
Telecom Italia SpA (a)	200	246
Verizon Communications, Inc.	82,971	3,610,068
Windstream Holdings, Inc.	3,100	19,034
		11,846,195

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		16,318,810

Internet Software & Services - 1.0%
Internet Software & Services - 1.0%
Gogo, Inc. (a)	10,700	163,496
Rackspace Hosting, Inc. (a)	2,300	56,764
		220,260
Media - 3.3%
Cable & Satellite - 2.2%
Charter Communications, Inc. Class A (a)	700	123,095
Liberty LiLAC Group:
Class C (a)	2,800	114,856
Class C (a)	115	3,938
Time Warner Cable, Inc.	1,500	269,055
		510,944
Movies & Entertainment - 1.1%
Twenty-First Century Fox, Inc. Class A	9,000	242,820

TOTAL MEDIA		753,764

Real Estate Investment Trusts - 5.0%
Specialized REITs - 5.0%
American Tower Corp.	10,582	931,004
Communications Sales & Leasing, Inc.	7,200	128,880
Crown Castle International Corp.	800	63,096
CyrusOne, Inc.	1,200	39,192
		1,162,172
Software - 0.0%
Application Software - 0.0%
RingCentral, Inc. (a)	100	1,815
Wireless Telecommunication Services - 16.7%
Wireless Telecommunication Services - 16.7%
Bharti Infratel Ltd. (a)	25,725	139,603
Boingo Wireless, Inc. (a)	42	348
KDDI Corp.	7,100	158,920
SBA Communications Corp. Class A (a)	9,868	1,033,574
Shenandoah Telecommunications Co.	2,737	117,171
SoftBank Corp.	3,500	161,839
Sprint Corp. (a)	112,916	433,597
T-Mobile U.S., Inc. (a)	26,728	1,064,042
Telephone & Data Systems, Inc.	25,025	624,624
U.S. Cellular Corp. (a)	3,700	131,091
		3,864,809
TOTAL COMMON STOCKS
(Cost $22,216,201)		22,857,391

Nonconvertible Preferred Stocks - 0.6%
Diversified Telecommunication Services - 0.4%
Integrated Telecommunication Services - 0.4%
Telefonica Brasil SA sponsored ADR	10,400	94,952
Wireless Telecommunication Services - 0.2%
Wireless Telecommunication Services - 0.2%
TIM Participacoes SA sponsored ADR	4,000	37,800
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $271,030)		132,752

Money Market Funds - 0.5%
Fidelity Cash Central Fund, 0.18% (b)
(Cost $126,143)	126,143	126,143
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $22,613,374)		23,116,286
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,261)
NET ASSETS - 100%		$23,114,025

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$425
Total	$425

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$22,857,391	$22,396,783	$460,608	$--
Nonconvertible Preferred Stocks	132,752	132,752	--	--
Money Market Funds	126,143	126,143	--	--
Total Investments in Securities:	$23,116,286	$22,655,678	$460,608	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo.LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $22,835,648. Net unrealized appreciation aggregated $280,638, of which $2,438,104 related to appreciated investment securities and $2,157,466 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Energy Portfolio

September 30, 2015

1.807722.111
VNR-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
Chemicals - 0.7%
Commodity Chemicals - 0.7%
LyondellBasell Industries NV Class A	20,900	$1,742,224
Energy Equipment & Services - 17.3%
Oil & Gas Drilling - 0.5%
Helmerich & Payne, Inc. (a)	11,100	524,586
Ocean Rig UDW, Inc. (United States) (a)	43,735	93,156
Odfjell Drilling A/S (a)(b)	239,550	160,390
Xtreme Drilling & Coil Services Corp. (b)	345,800	430,145
		1,208,277
Oil & Gas Equipment & Services - 16.8%
Baker Hughes, Inc.	118,600	6,171,944
Cameron International Corp. (b)	82,100	5,034,372
Dril-Quip, Inc. (b)	47,444	2,762,190
FMC Technologies, Inc. (b)	23,004	713,124
Frank's International NV	139,000	2,130,870
Oceaneering International, Inc.	80,149	3,148,253
Schlumberger Ltd.	289,227	19,947,986
Total Energy Services, Inc.	13,800	151,081
Weatherford International Ltd. (b)	101,700	862,416
		40,922,236

TOTAL ENERGY EQUIPMENT & SERVICES		42,130,513

Independent Power and Renewable Electricity Producers - 1.0%
Independent Power Producers & Energy Traders - 0.5%
Dynegy, Inc. (b)	42,579	880,108
NRG Yield, Inc. Class C	29,300	340,173
		1,220,281
Renewable Electricity - 0.5%
NextEra Energy Partners LP	56,100	1,222,980

TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		2,443,261

Oil, Gas & Consumable Fuels - 80.8%
Integrated Oil & Gas - 18.8%
Chevron Corp.	112,831	8,900,109
Exxon Mobil Corp.	469,048	34,873,719
Occidental Petroleum Corp.	28,200	1,865,430
Suncor Energy, Inc.	8,100	216,627
		45,855,885
Oil & Gas Exploration & Production - 46.3%
Anadarko Petroleum Corp.	160,434	9,688,609
Apache Corp.	40,800	1,597,728
Bankers Petroleum Ltd. (b)	191,500	249,689
Cabot Oil & Gas Corp.	19,100	417,526
Canadian Natural Resources Ltd.	29,100	566,736
Carrizo Oil & Gas, Inc. (b)	18,100	552,774
Cimarex Energy Co.	101,787	10,431,132
Concho Resources, Inc. (b)	51,700	5,082,110
ConocoPhillips Co.	4,982	238,937
Continental Resources, Inc. (b)	42,750	1,238,468
Diamondback Energy, Inc.	98,800	6,382,480
Encana Corp.	384,900	2,477,550
Energen Corp.	60,800	3,031,488
EOG Resources, Inc.	215,942	15,720,578
EQT Corp.	36,200	2,344,674
Evolution Petroleum Corp.	15,248	84,626
Gulfport Energy Corp. (b)	81,200	2,410,016
Hess Corp.	51,100	2,558,066
Memorial Resource Development Corp. (b)	282,700	4,969,866
Newfield Exploration Co. (b)	339,200	11,159,680
Noble Energy, Inc.	215,512	6,504,152
Northern Oil & Gas, Inc. (b)	90,107	398,273
Parsley Energy, Inc. Class A (b)	122,130	1,840,499
PDC Energy, Inc. (b)	106,634	5,652,668
Peyto Exploration & Development Corp. (a)	12,600	262,008
Pioneer Natural Resources Co.	68,065	8,279,427
QEP Resources, Inc.	33,800	423,514
Rice Energy, Inc. (b)	114,214	1,845,698
RSP Permian, Inc. (b)	52,200	1,057,050
SM Energy Co.	89,900	2,880,396
Synergy Resources Corp. (b)	272,824	2,673,675
TAG Oil Ltd. (b)	172,300	108,454
		113,128,547
Oil & Gas Refining & Marketing - 7.4%
Alon U.S.A. Energy, Inc.	21,700	392,119
CVR Refining, LP	9,281	177,453
Keyera Corp.	35,500	977,613
Tesoro Corp.	34,600	3,364,504
Valero Energy Corp.	207,488	12,470,029
World Fuel Services Corp.	17,065	610,927
		17,992,645
Oil & Gas Storage & Transport - 8.3%
Buckeye Partners LP	7,599	450,393
Cheniere Energy Partners LP Holdings LLC	58,100	1,104,481
Cheniere Energy, Inc. (b)	42,200	2,038,260
Columbia Pipeline Group, Inc.	9,800	179,242
Enterprise Products Partners LP	35,800	891,420
EQT Midstream Partners LP	11,200	742,896
Golar LNG Ltd. (a)	69,600	1,940,448
Kinder Morgan, Inc.	214,400	5,934,592
Magellan Midstream Partners LP	17,670	1,062,144
MPLX LP	9,668	369,414
Phillips 66 Partners LP	17,175	846,212
Rice Midstream Partners LP	41,400	551,448
Tallgrass Energy Partners LP	5,600	220,024
The Williams Companies, Inc.	108,000	3,979,800
		20,310,774

TOTAL OIL, GAS & CONSUMABLE FUELS		197,287,851

TOTAL COMMON STOCKS
(Cost $275,950,964)		243,603,849

Money Market Funds - 1.2%
Fidelity Cash Central Fund, 0.18% (c)	1,262,604	1,262,604
Fidelity Securities Lending Cash Central Fund, 0.20% (c)(d)	1,687,920	1,687,920
TOTAL MONEY MARKET FUNDS
(Cost $2,950,524)		2,950,524
TOTAL INVESTMENT PORTFOLIO - 101.0%
(Cost $278,901,488)		246,554,373
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(2,487,198)
NET ASSETS - 100%		$244,067,175

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,904
Fidelity Securities Lending Cash Central Fund	17,309
Total	$23,213

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo.LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $280,452,216. Net unrealized depreciation aggregated $33,897,843, of which $15,062,227 related to appreciated investment securities and $48,960,070 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Technology Portfolio

September 30, 2015

1.807723.111
VTC-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
Automobiles - 2.0%
Automobile Manufacturers - 2.0%
Tesla Motors, Inc. (a)(b)	20,700	$5,141,880
Banks - 0.4%
Diversified Banks - 0.4%
Hangzhou Hikvision Digital Technology Co. Ltd. ELS (BNP Paribas Warrant Program) warrants 11/27/17 (a)(c)	215,500	1,111,059
Biotechnology - 0.1%
Biotechnology - 0.1%
JHL Biotech, Inc. (a)	94,814	201,151
Capital Markets - 0.3%
Asset Management & Custody Banks - 0.3%
Noah Holdings Ltd. sponsored ADR (a)(b)	28,700	674,163
Diversified Capital Markets - 0.0%
Shenzhen O-film Tech Co. Ltd. ELS (UBS Warrant Program) warrants 7/18/16 (a)(c)	52,800	152,572

TOTAL CAPITAL MARKETS		826,735

Chemicals - 0.0%
Specialty Chemicals - 0.0%
JSR Corp.	7,400	106,670
Communications Equipment - 6.4%
Communications Equipment - 6.4%
ADTRAN, Inc.	29,200	426,320
Cisco Systems, Inc.	289,100	7,588,875
CommScope Holding Co., Inc. (a)	56,800	1,705,704
Finisar Corp. (a)	700	7,791
Infinera Corp. (a)	13,800	269,928
Ixia (a)	18,100	262,269
Juniper Networks, Inc.	10,500	269,955
Polycom, Inc. (a)	15	157
QUALCOMM, Inc.	109,000	5,856,570
Sandvine Corp. (U.K.) (a)	19,488	33,879
ShoreTel, Inc. (a)	9,900	73,953
		16,495,401
Construction Materials - 0.6%
Construction Materials - 0.6%
Universal Cement Corp.	2,609,323	1,629,097
Diversified Consumer Services - 0.5%
Education Services - 0.5%
New Oriental Education & Technology Group, Inc. sponsored ADR	57,200	1,156,012
Diversified Telecommunication Services - 0.2%
Alternative Carriers - 0.2%
8x8, Inc. (a)	54,200	448,234
inContact, Inc. (a)	7,000	52,570
		500,804
Electrical Equipment - 1.0%
Electrical Components & Equipment - 0.9%
Lumenpulse, Inc. (a)	50,000	469,839
Nidec Corp.	3,200	220,051
OSRAM Licht AG	26,370	1,361,764
Toyo Tanso Co. Ltd.	26,300	329,309
		2,380,963
Heavy Electrical Equipment - 0.1%
Mitsubishi Electric Corp.	18,000	164,890

TOTAL ELECTRICAL EQUIPMENT		2,545,853

Electronic Equipment & Components - 4.7%
Electronic Components - 2.8%
Alps Electric Co. Ltd.	6,000	169,440
Amphenol Corp. Class A	7,000	356,720
AU Optronics Corp.	492,000	145,367
AVX Corp.	1,300	17,017
Boardtek Electronics Corp.	126,000	126,210
Corning, Inc.	1,200	20,544
DTS, Inc. (a)	400	10,680
E Ink Holdings, Inc. GDR (a)(c)	1,000	4,698
InvenSense, Inc. (a)(b)	5,000	46,450
KH Vatec Co. Ltd.	7,780	100,755
Knowles Corp. (a)(b)	6,827	125,822
Ledlink Optics, Inc.	206,642	339,445
Mitsumi Electric Co. Ltd.	14,300	79,214
Murata Manufacturing Co. Ltd.	7,800	1,007,561
OMRON Corp.	12,500	376,277
Polytronics Technology Corp.	87,000	168,225
Samsung SDI Co. Ltd.	15,575	1,425,729
Sapphire Technology Co. Ltd. (a)	2,181	23,553
Sunny Optical Technology Group Co. Ltd.	697,000	1,396,311
Taiyo Yuden Co. Ltd.	9,300	121,530
TDK Corp.	3,900	220,576
Vishay Intertechnology, Inc.	1,700	16,473
Yageo Corp.	487,981	745,393
Yaskawa Electric Corp.	3,000	30,615
		7,074,605
Electronic Equipment & Instruments - 0.4%
Chroma ATE, Inc.	254,945	435,018
Control4 Corp. (a)(b)	9,900	80,784
Firich Enterprise Co. Ltd.	11,235	30,884
Itron, Inc. (a)	400	12,764
Keyence Corp.	200	89,316
PAX Global Technology Ltd.	290,000	302,345
RealD, Inc. (a)	9,800	94,178
		1,045,289
Electronic Manufacturing Services - 1.5%
AIC, Inc.	6,000	17,748
KEMET Corp. (a)	2,800	5,152
Multi-Fineline Electronix, Inc. (a)	411	6,864
TE Connectivity Ltd.	16,300	976,207
Trimble Navigation Ltd. (a)	179,470	2,946,897
		3,952,868
Technology Distributors - 0.0%
Anixter International, Inc. (a)	300	17,334
Arrow Electronics, Inc. (a)	600	33,168
		50,502

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		12,123,264

Health Care Equipment & Supplies - 0.1%
Health Care Equipment - 0.1%
China Medical Technologies, Inc. sponsored ADR (a)	300	0
Intai Technology Corp.	64,000	201,728
		201,728
Health Care Providers & Services - 0.0%
Managed Health Care - 0.0%
HealthEquity, Inc. (a)	600	17,730
Health Care Technology - 0.9%
Health Care Technology - 0.9%
athenahealth, Inc. (a)	6,600	880,110
M3, Inc.	18,400	365,660
Medidata Solutions, Inc. (a)	27,900	1,174,869
		2,420,639
Hotels, Restaurants & Leisure - 0.3%
Casinos & Gaming - 0.3%
500.com Ltd. sponsored ADR Class A (a)(b)	52,100	845,062
Household Durables - 0.6%
Consumer Electronics - 0.2%
Sky Light Holdings Ltd.	140,000	48,933
Sony Corp. (a)	21,900	536,816
		585,749
Household Appliances - 0.4%
Haier Electronics Group Co. Ltd.	176,000	295,509
iRobot Corp. (a)	500	14,570
Techtronic Industries Co. Ltd.	146,500	546,160
		856,239

TOTAL HOUSEHOLD DURABLES		1,441,988

Independent Power and Renewable Electricity Producers - 0.0%
Renewable Electricity - 0.0%
Vivint Solar, Inc. (b)	3,800	39,824
Industrial Conglomerates - 0.0%
Industrial Conglomerates - 0.0%
Toshiba Corp.	32,000	80,616
Internet & Catalog Retail - 1.9%
Internet Retail - 1.9%
Amazon.com, Inc. (a)	1,300	665,457
E-Commerce China Dangdang, Inc. ADR (a)(b)	50,419	301,001
Etsy, Inc.	900	12,321
Groupon, Inc. Class A (a)(b)	319,200	1,040,592
InterPark INT Corp.	464	8,730
JD.com, Inc. sponsored ADR (a)	8,300	216,298
Jumei International Holding Ltd. sponsored ADR (a)	185,200	1,827,924
MakeMyTrip Ltd. (a)	3,400	46,750
MySale Group PLC (a)	59,700	48,768
Qunar Cayman Islands Ltd. sponsored ADR (a)	12,814	385,317
Start Today Co. Ltd.	11,500	380,653
Travelport Worldwide Ltd.	3,800	50,236
Wayfair LLC Class A	600	21,036
		5,005,083
Internet Software & Services - 27.4%
Internet Software & Services - 27.4%
58.com, Inc. ADR (a)(b)	32,200	1,515,010
Addcn Technology Co. Ltd.	2,600	23,207
Alibaba Group Holding Ltd. sponsored ADR	9,500	560,215
Amber Road, Inc. (a)(b)	20,000	84,400
Autohome, Inc. ADR Class A (a)	300	9,759
Baidu.com, Inc. sponsored ADR (a)	11,300	1,552,733
Bazaarvoice, Inc. (a)	600	2,706
blinkx PLC (a)	50,400	20,967
ChannelAdvisor Corp. (a)	45,800	455,252
Cimpress NV (a)	600	45,666
Constant Contact, Inc. (a)	900	21,816
Cookpad, Inc. (b)	12,900	272,329
Cornerstone OnDemand, Inc. (a)	19,700	650,100
Demandware, Inc. (a)	6,100	315,248
DeNA Co. Ltd.	56,800	1,054,180
eBay, Inc. (a)	2,400	58,656
eGain Communications Corp. (a)(b)	113,400	453,600
Endurance International Group Holdings, Inc. (a)	92,500	1,235,800
Facebook, Inc. Class A (a)	154,989	13,933,511
Google, Inc.:
Class A (a)	22,600	14,427,162
Class C	23,061	14,030,774
Hortonworks, Inc. (b)	400	8,756
Leju Holdings Ltd. ADR	654	3,656
LinkedIn Corp. Class A (a)	3,200	608,416
LivePerson, Inc. (a)	8,800	66,528
Livesense, Inc. (a)(b)	14,200	51,216
LogMeIn, Inc. (a)	9,391	640,091
Marketo, Inc. (a)	200	5,684
MercadoLibre, Inc.	200	18,212
Millennial Media, Inc. (a)	7,500	13,125
NAVER Corp.	5,006	2,166,642
New Relic, Inc.	300	11,433
Phoenix New Media Ltd. ADR (a)	8,800	38,544
Qihoo 360 Technology Co. Ltd. ADR (a)(b)	7,006	335,097
Renren, Inc. ADR (a)(b)	52,500	162,750
Rocket Internet AG (a)	1,083	34,798
SciQuest, Inc. (a)	35,515	355,150
Sohu.com, Inc. (a)	6,600	272,580
SouFun Holdings Ltd. ADR (b)	131,300	866,580
Textura Corp. (a)	41,500	1,072,360
Twitter, Inc. (a)	52,200	1,406,268
Wix.com Ltd. (a)	38,700	674,154
Xunlei Ltd. sponsored ADR (a)(b)	192,407	1,404,571
Yahoo!, Inc. (a)	219,400	6,342,854
Yelp, Inc. (a)(b)	14,400	311,904
Youku Tudou, Inc. ADR (a)	178,200	3,141,666
YY, Inc. ADR (a)(b)	4,800	261,792
		70,997,918
IT Services - 6.7%
Data Processing & Outsourced Services - 5.7%
Alliance Data Systems Corp. (a)	400	103,592
eClerx Services Ltd. (a)	4,935	119,778
EVERTEC, Inc.	10,100	182,507
Fidelity National Information Services, Inc.	65,100	4,366,908
Fiserv, Inc. (a)	8,000	692,880
FleetCor Technologies, Inc. (a)	6,400	880,768
Global Payments, Inc.	4,700	539,231
Optimal Payments PLC (a)	461,332	2,248,918
PayPal Holdings, Inc. (a)	2,400	74,496
Syntel, Inc. (a)	4,000	181,240
Teletech Holdings, Inc.	4,994	133,789
The Western Union Co.	4,100	75,276
Total System Services, Inc.	48,700	2,212,441
VeriFone Systems, Inc. (a)	500	13,865
Visa, Inc. Class A	40,000	2,786,400
		14,612,089
IT Consulting & Other Services - 1.0%
China Information Technology, Inc. (a)	42	39
Cognizant Technology Solutions Corp. Class A (a)	21,800	1,364,898
IBM Corp.	100	14,497
Lionbridge Technologies, Inc. (a)	132,300	653,562
ServiceSource International, Inc. (a)	22,300	89,200
Virtusa Corp. (a)	10,000	513,100
		2,635,296

TOTAL IT SERVICES		17,247,385

Machinery - 0.3%
Construction Machinery & Heavy Trucks - 0.2%
Zhengzhou Yutong Bus Co. Ltd.	170,450	504,749
Industrial Machinery - 0.1%
Minebea Ltd.	19,000	201,693

TOTAL MACHINERY		706,442

Media - 0.7%
Advertising - 0.1%
iCar Asia Ltd. (a)(b)	224,524	114,260
ReachLocal, Inc. (a)(b)	14,600	30,806
		145,066
Broadcasting - 0.2%
Fuji Media Holdings, Inc.	31,400	365,890
Cable & Satellite - 0.1%
DISH Network Corp. Class A (a)	500	29,170
Naspers Ltd. Class N	2,200	274,738
		303,908
Movies & Entertainment - 0.3%
Bona Film Group Ltd. sponsored ADR (a)(b)	54,888	653,716
IMAX Corp. (a)	5,900	199,361
		853,077

TOTAL MEDIA		1,667,941

Metals & Mining - 0.0%
Diversified Metals & Mining - 0.0%
Timminco Ltd. (a)	700	0
Road & Rail - 0.5%
Trucking - 0.5%
eHi Car Service Co. Ltd. sponsored ADR (b)	106,250	1,231,438
Semiconductors & Semiconductor Equipment - 11.6%
Semiconductor Equipment - 0.9%
Aixtron AG (a)	6,700	40,678
Applied Materials, Inc.	1,400	20,566
Entegris, Inc. (a)	55,800	736,002
EO Technics Co. Ltd.	4,449	412,514
Hermes Microvision, Inc.	4,000	150,932
Lam Research Corp.	5,400	352,782
SMA Solar Technology AG (a)(b)	3,955	170,674
STR Holdings, Inc. (a)	433	165
Ultratech, Inc. (a)	26,600	426,132
		2,310,445
Semiconductors - 10.7%
Advanced Semiconductor Engineering, Inc.	141,000	153,317
Advanced Semiconductor Engineering, Inc. sponsored ADR (b)	131,000	719,190
Applied Micro Circuits Corp. (a)	12,600	66,906
ARM Holdings PLC sponsored ADR	1,400	60,550
Atmel Corp.	286,500	2,312,055
Avago Technologies Ltd.	6,100	762,561
Broadcom Corp. Class A	39,300	2,021,199
Cavium, Inc. (a)	8,991	551,778
Diodes, Inc. (a)	3,600	76,932
Edison Opto Corp.	614,000	321,934
Energy Conversion Devices, Inc. (a)	2,100	0
Everlight Electronics Co. Ltd.	363,000	545,683
Fairchild Semiconductor International, Inc. (a)	1,200	16,848
Freescale Semiconductor, Inc. (a)	18,600	680,388
Genesis Photonics, Inc. (a)	333,786	83,763
Himax Technologies, Inc. sponsored ADR	1,400	11,158
Hua Hong Semiconductor Ltd. (a)	442,000	447,844
Inotera Memories, Inc. (a)	603,000	375,561
Inphi Corp. (a)	16,500	396,660
Intersil Corp. Class A	42,500	497,250
Macronix International Co. Ltd. (a)	88,000	11,202
MagnaChip Semiconductor Corp. (a)	8,400	55,356
Marvell Technology Group Ltd.	415,400	3,759,370
Maxim Integrated Products, Inc.	41,100	1,372,740
MaxLinear, Inc. Class A (a)	160,700	1,999,108
Melexis NV	2,710	125,184
Micron Technology, Inc. (a)	89,100	1,334,718
Microsemi Corp. (a)	900	29,538
Monolithic Power Systems, Inc.	22,100	1,131,520
Novatek Microelectronics Corp.	99,000	309,047
NVIDIA Corp.	1,300	32,045
NXP Semiconductors NV (a)	16,100	1,401,827
On-Bright Electronics, Inc.	15,000	67,965
PMC-Sierra, Inc. (a)	116,500	788,705
Power Integrations, Inc.	5,314	224,091
Qorvo, Inc. (a)	49,100	2,211,955
Sanken Electric Co. Ltd.	75,000	253,207
Silicon Laboratories, Inc. (a)	19,500	810,030
Siliconware Precision Industries Co. Ltd.	35,175	43,762
Siliconware Precision Industries Co. Ltd. sponsored ADR	32,765	205,928
SK Hynix, Inc.	17,378	491,894
Skyworks Solutions, Inc.	300	25,263
SunEdison Semiconductor Ltd. (a)	29,300	308,822
SunPower Corp. (a)(b)	364	7,295
Vanguard International Semiconductor Corp.	630,000	712,199
YoungTek Electronics Corp.	175	237
		27,814,585

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		30,125,030

Software - 14.0%
Application Software - 8.7%
Adobe Systems, Inc. (a)	35,800	2,943,476
ANSYS, Inc. (a)	8,400	740,376
Autodesk, Inc. (a)	28,200	1,244,748
Broadleaf Co. Ltd.	56,600	575,739
BroadSoft, Inc. (a)	22,900	686,084
Citrix Systems, Inc. (a)	41,700	2,888,976
Descartes Systems Group, Inc. (a)	78,200	1,385,274
Idreamsky Technology Ltd. ADR (a)(b)	70,100	708,010
Inspur International Ltd.	2,000,000	378,739
Intuit, Inc.	20,800	1,846,000
Jive Software, Inc. (a)	10,700	49,969
Kingdee International Software Group Co. Ltd. (b)	1,810,400	683,299
Manhattan Associates, Inc. (a)	5,152	320,970
Micro Focus International PLC	15,186	276,361
MobileIron, Inc. (a)	2,800	8,680
Mobileye NV (a)	1,100	50,028
Pegasystems, Inc.	800	19,688
Qlik Technologies, Inc. (a)	4,700	171,315
Salesforce.com, Inc. (a)	68,600	4,762,898
Sinosoft Tech Group Ltd.	600,000	301,765
Splunk, Inc. (a)	500	27,675
Sungy Mobile Ltd. ADR (a)	1,300	5,798
Ultimate Software Group, Inc. (a)	4,900	877,149
Verint Systems, Inc. (a)	666	28,738
Workday, Inc. Class A (a)	8,500	585,310
Workiva, Inc. (b)	21,300	323,547
Xura, Inc. (a)	513	11,481
Zendesk, Inc. (a)	28,167	555,172
		22,457,265
Home Entertainment Software - 1.7%
Devsisters Co. Ltd. (a)	1,385	34,179
Electronic Arts, Inc. (a)	9,800	663,950
Nintendo Co. Ltd.	18,400	3,101,352
Nintendo Co. Ltd. ADR	27,800	582,910
Rosetta Stone, Inc. (a)	1,100	7,370
		4,389,761
Systems Software - 3.6%
Allot Communications Ltd. (a)	62,900	308,839
CyberArk Software Ltd. (a)	1,000	50,140
Fleetmatics Group PLC (a)	63,300	3,107,397
Infoblox, Inc. (a)	700	11,186
Microsoft Corp.	36,200	1,602,212
NetSuite, Inc. (a)(b)	23,400	1,963,260
Oracle Corp.	42,300	1,527,876
Rapid7, Inc. (a)(b)	500	11,375
Red Hat, Inc. (a)	1,800	129,384
ServiceNow, Inc. (a)	8,500	590,325
Tableau Software, Inc. (a)	300	23,934
Totvs SA	14,700	111,756
		9,437,684

TOTAL SOFTWARE		36,284,710

Technology Hardware, Storage & Peripherals - 15.5%
Technology Hardware, Storage & Peripherals - 15.5%
3D Systems Corp. (a)(b)	2,050	23,678
Apple, Inc.	295,415	32,584,268
Electronics for Imaging, Inc. (a)	15,300	662,184
Hewlett-Packard Co.	193,817	4,963,653
Intevac, Inc. (a)	1,500	6,900
NEC Corp.	417,000	1,283,863
Nimble Storage, Inc. (a)	1,000	24,120
SanDisk Corp.	12,300	668,259
Smart Technologies, Inc. Class A (a)(b)	11,200	7,179
		40,224,104
Wireless Telecommunication Services - 0.3%
Wireless Telecommunication Services - 0.3%
Bharti Infratel Ltd. (a)	128,082	695,068
TOTAL COMMON STOCKS
(Cost $237,865,479)		251,070,632

Convertible Preferred Stocks - 1.2%
Internet & Catalog Retail - 0.5%
Internet Retail - 0.5%
Meituan Corp. Series D (d)	129,576	1,286,690
Internet Software & Services - 0.7%
Internet Software & Services - 0.7%
Uber Technologies, Inc. Series D, 8.00% (a)(d)	45,124	1,788,715
IT Services - 0.0%
Data Processing & Outsourced Services - 0.0%
Nutanix, Inc. Series E (a)(d)	6,397	92,117
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $1,604,849)		3,167,522

Money Market Funds - 8.3%
Fidelity Cash Central Fund, 0.18% (e)	4,368,495	4,368,495
Fidelity Securities Lending Cash Central Fund, 0.20% (e)(f)	17,152,323	17,152,323
TOTAL MONEY MARKET FUNDS
(Cost $21,520,818)		21,520,818
TOTAL INVESTMENT PORTFOLIO - 106.5%
(Cost $260,991,146)		275,758,972
NET OTHER ASSETS (LIABILITIES) - (6.5)%		(16,758,056)
NET ASSETS - 100%		$259,000,916

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,268,329 or 0.5% of net assets.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,167,522 or 1.2% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Meituan Corp. Series D	1/26/15	$819,141
Nutanix, Inc. Series E	8/26/14	$85,697
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$700,011

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,245
Fidelity Securities Lending Cash Central Fund	122,736
Total	$128,981

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$251,070,632	$232,150,454	$18,920,178	$--
Convertible Preferred Stocks	3,167,522	--	--	3,167,522
Money Market Funds	21,520,818	21,520,818	--	--
Total Investments in Securities:	$275,758,972	$253,671,272	$18,920,178	$3,167,522

The following is a summary of transfers between Level 1 and Level 2 for the period ended September 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$12,172,344

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Convertible Preferred Stocks
Beginning Balance	$1,589,120
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	759,261
Cost of Purchases	819,141
Proceeds of Sales	--
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$3,167,522
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2015	$759,261

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo.LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events.The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 09/30/15	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Equities	$3,167,522	Expected distribution	Recovery rate	0.0%	Increase
		Last transaction price	Transaction price	$39.64	Increase
		Market comparable	EV/Sales multiple	6.6	Increase
			Discount rate	10.0%	Decrease
		Proposed transaction price	Transaction price	$9.93	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $261,286,363. Net unrealized appreciation aggregated $14,472,609, of which $50,747,821 related to appreciated investment securities and $36,275,212 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Industrials Portfolio

September 30, 2015

1.807737.111
VCY-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
Aerospace & Defense - 28.9%
Aerospace & Defense - 28.9%
BWX Technologies, Inc.	137,500	$3,624,500
General Dynamics Corp.	25,900	3,572,905
Honeywell International, Inc.	53,627	5,077,941
Orbital ATK, Inc.	25,549	1,836,207
Raytheon Co.	40,900	4,468,734
Teledyne Technologies, Inc. (a)	30,178	2,725,073
Textron, Inc.	68,203	2,567,161
The Boeing Co.	56,175	7,356,116
United Technologies Corp.	78,623	6,996,661
		38,225,298
Air Freight & Logistics - 4.1%
Air Freight & Logistics - 4.1%
FedEx Corp.	38,021	5,474,264
Airlines - 2.1%
Airlines - 2.1%
Southwest Airlines Co.	73,500	2,795,940
Building Products - 4.6%
Building Products - 4.6%
A.O. Smith Corp.	44,442	2,897,174
Caesarstone Sdot-Yam Ltd.	11,700	355,680
Lennox International, Inc.	24,681	2,797,098
		6,049,952
Commercial Services & Supplies - 4.2%
Environmental & Facility Services - 0.8%
Stericycle, Inc. (a)	7,400	1,030,894
Office Services & Supplies - 1.8%
West Corp.	108,106	2,421,574
Security & Alarm Services - 1.6%
Tyco International Ltd.	62,000	2,074,520

TOTAL COMMERCIAL SERVICES & SUPPLIES		5,526,988

Construction & Engineering - 3.1%
Construction & Engineering - 3.1%
AECOM Technology Corp. (a)	150,032	4,127,380
Diversified Consumer Services - 1.0%
Specialized Consumer Services - 1.0%
ServiceMaster Global Holdings, Inc. (a)	38,200	1,281,610
Electrical Equipment - 4.2%
Electrical Components & Equipment - 4.2%
AMETEK, Inc.	53,200	2,783,424
Eaton Corp. PLC	53,400	2,739,420
		5,522,844
Energy Equipment & Services - 0.2%
Oil & Gas Equipment & Services - 0.2%
Aspen Aerogels, Inc. (a)	30,777	230,828
Industrial Conglomerates - 20.8%
Industrial Conglomerates - 20.8%
Danaher Corp.	115,485	9,840,477
General Electric Co.	701,146	17,682,902
		27,523,379
Machinery - 6.2%
Agricultural & Farm Machinery - 1.3%
Deere & Co. (b)	22,973	1,700,002
Construction Machinery & Heavy Trucks - 0.9%
Wabtec Corp.	12,800	1,127,040
Industrial Machinery - 4.0%
IDEX Corp.	33,740	2,405,662
Ingersoll-Rand PLC	40,500	2,056,185
Pentair PLC	17,100	872,784
		5,334,631

TOTAL MACHINERY		8,161,673

Professional Services - 3.5%
Research & Consulting Services - 3.5%
CEB, Inc.	25,600	1,749,504
Huron Consulting Group, Inc. (a)	11,972	748,609
Verisk Analytics, Inc. (a)	29,752	2,198,970
		4,697,083
Road & Rail - 10.5%
Railroads - 4.5%
Union Pacific Corp.	66,796	5,905,434
Trucking - 6.0%
J.B. Hunt Transport Services, Inc.	95,746	6,836,264
Old Dominion Freight Lines, Inc. (a)	18,700	1,140,700
		7,976,964

TOTAL ROAD & RAIL		13,882,398

Trading Companies & Distributors - 4.4%
Trading Companies & Distributors - 4.4%
AerCap Holdings NV (a)	63,400	2,424,416
HD Supply Holdings, Inc. (a)	97,800	2,799,036
Wolseley PLC	11,193	653,245
		5,876,697
TOTAL COMMON STOCKS
(Cost $119,298,507)		129,376,334

Money Market Funds - 2.2%
Fidelity Cash Central Fund, 0.18% (c)	1,202,391	1,202,391
Fidelity Securities Lending Cash Central Fund, 0.20% (c)(d)	1,726,988	1,726,988
TOTAL MONEY MARKET FUNDS
(Cost $2,929,379)		2,929,379
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $122,227,886)		132,305,713
NET OTHER ASSETS (LIABILITIES) - 0.0%		39,860
NET ASSETS - 100%		$132,345,573

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,003
Fidelity Securities Lending Cash Central Fund	5,313
Total	$6,316

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo.LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $122,476,297. Net unrealized appreciation aggregated $9,829,416, of which $17,050,796 related to appreciated investment securities and $7,221,380 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Financial Services Portfolio

September 30, 2015

1.807734.111
VFS-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
Banks - 29.8%
Diversified Banks - 24.1%
Bank of America Corp.	324,442	$5,054,806
Citigroup, Inc.	100,589	4,990,220
Comerica, Inc.	16,429	675,232
JPMorgan Chase & Co.	89,754	5,472,299
U.S. Bancorp	99,973	4,099,893
Wells Fargo & Co.	73,296	3,763,750
		24,056,200
Regional Banks - 5.7%
CoBiz, Inc.	35,056	456,079
Fifth Third Bancorp	59,278	1,120,947
Huntington Bancshares, Inc.	70,900	751,540
Popular, Inc.	25,100	758,773
Regions Financial Corp.	109,000	982,090
SunTrust Banks, Inc.	44,300	1,694,032
		5,763,461

TOTAL BANKS		29,819,661

Capital Markets - 11.3%
Asset Management & Custody Banks - 7.3%
Affiliated Managers Group, Inc. (a)	8,014	1,370,314
Artisan Partners Asset Management, Inc.	28,980	1,020,965
Invesco Ltd.	59,977	1,873,082
Northern Trust Corp.	11,100	756,576
Oaktree Capital Group LLC Class A	17,400	861,300
The Blackstone Group LP	43,976	1,392,720
		7,274,957
Investment Banking & Brokerage - 4.0%
E*TRADE Financial Corp. (a)	54,900	1,445,517
Goldman Sachs Group, Inc.	8,310	1,443,946
Raymond James Financial, Inc.	22,000	1,091,860
		3,981,323

TOTAL CAPITAL MARKETS		11,256,280

Consumer Finance - 5.5%
Consumer Finance - 5.5%
American Express Co.	5,500	407,715
Capital One Financial Corp.	48,853	3,542,820
Navient Corp.	30,680	344,843
Springleaf Holdings, Inc. (a)	28,550	1,248,206
		5,543,584
Diversified Consumer Services - 1.6%
Specialized Consumer Services - 1.6%
H&R Block, Inc. (b)	43,900	1,589,180
Diversified Financial Services - 8.7%
Multi-Sector Holdings - 5.0%
Berkshire Hathaway, Inc. Class B (a)	37,943	4,947,767
Specialized Finance - 3.7%
Element Financial Corp. (a)	44,600	608,926
IntercontinentalExchange, Inc.	10,936	2,569,851
McGraw Hill Financial, Inc.	6,540	565,710
		3,744,487

TOTAL DIVERSIFIED FINANCIAL SERVICES		8,692,254

Health Care Providers & Services - 0.3%
Health Care Facilities - 0.3%
Brookdale Senior Living, Inc. (a)	13,100	300,776
Insurance - 12.9%
Insurance Brokers - 3.3%
Arthur J. Gallagher & Co.	17,400	718,272
Brown & Brown, Inc.	46,100	1,427,717
Marsh & McLennan Companies, Inc.	22,000	1,148,840
		3,294,829
Life & Health Insurance - 2.0%
Torchmark Corp.	35,590	2,007,276
Property & Casualty Insurance - 7.6%
ACE Ltd.	27,600	2,853,840
Allied World Assurance Co. Holdings AG	4,500	171,765
Allstate Corp.	42,170	2,455,981
FNF Group	45,750	1,622,753
The Chubb Corp.	3,800	466,070
		7,570,409

TOTAL INSURANCE		12,872,514

IT Services - 5.1%
Data Processing & Outsourced Services - 5.1%
EVERTEC, Inc.	27,300	493,311
MasterCard, Inc. Class A	10,900	982,308
PayPal Holdings, Inc. (a)	26,200	813,248
The Western Union Co.	53,600	984,096
Visa, Inc. Class A	26,640	1,855,742
		5,128,705
Real Estate Investment Trusts - 14.9%
Diversified REITs - 1.1%
NorthStar Realty Finance Corp.	87,900	1,085,565
Health Care REIT's - 1.5%
Ventas, Inc.	26,700	1,496,802
Mortgage REITs - 2.7%
Altisource Residential Corp. Class B	61,500	856,080
Redwood Trust, Inc.	76,900	1,064,296
Two Harbors Investment Corp.	87,900	775,278
		2,695,654
Office REITs - 1.3%
Boston Properties, Inc.	11,030	1,305,952
Residential REITs - 1.9%
Essex Property Trust, Inc.	4,420	987,516
UDR, Inc.	26,100	899,928
		1,887,444
Specialized REITs - 6.4%
American Tower Corp.	37,810	3,326,524
Outfront Media, Inc.	54,869	1,141,275
Public Storage	9,520	2,014,718
		6,482,517

TOTAL REAL ESTATE INVESTMENT TRUSTS		14,953,934

Real Estate Management & Development - 4.0%
Real Estate Services - 4.0%
CBRE Group, Inc. (a)	66,688	2,134,016
Realogy Holdings Corp. (a)	48,950	1,841,989
		3,976,005
Thrifts & Mortgage Finance - 0.6%
Thrifts & Mortgage Finance - 0.6%
MGIC Investment Corp. (a)	36,000	333,360
Radian Group, Inc.	15,800	251,378
Washington Mutual, Inc. (a)	5,300	0
		584,738
Trading Companies & Distributors - 1.4%
Trading Companies & Distributors - 1.4%
AerCap Holdings NV (a)	35,600	1,361,344
TOTAL COMMON STOCKS
(Cost $89,501,964)		96,078,975

Money Market Funds - 6.1%
Fidelity Cash Central Fund, 0.18% (c)	4,485,735	4,485,735
Fidelity Securities Lending Cash Central Fund, 0.20% (c)(d)	1,576,800	1,576,800
TOTAL MONEY MARKET FUNDS
(Cost $6,062,535)		6,062,535
TOTAL INVESTMENT PORTFOLIO - 102.2%
(Cost $95,564,499)		102,141,510
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(2,187,653)
NET ASSETS - 100%		$99,953,857

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,621
Fidelity Securities Lending Cash Central Fund	1,935
Total	$6,556

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo.LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events{^^, changes in interest rates and credit quality}. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $96,139,195. Net unrealized appreciation aggregated $6,002,315, of which $10,947,973 related to appreciated investment securities and $4,945,658 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Utilities Portfolio

September 30, 2015

1.807738.111
VUT-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
Diversified Telecommunication Services - 3.3%
Integrated Telecommunication Services - 3.3%
AT&T, Inc.	82,030	$2,672,537
Electric Utilities - 48.3%
Electric Utilities - 48.3%
Edison International	64,677	4,079,178
Exelon Corp.	361,200	10,727,640
FirstEnergy Corp.	79,023	2,474,210
ITC Holdings Corp.	43,400	1,446,956
NextEra Energy, Inc.	134,431	13,113,747
OGE Energy Corp.	71,326	1,951,479
Pepco Holdings, Inc.	51,900	1,257,018
PNM Resources, Inc.	19,600	549,780
PPL Corp.	124,210	4,085,267
		39,685,275
Gas Utilities - 0.3%
Gas Utilities - 0.3%
Atmos Energy Corp.	4,700	273,446
Independent Power and Renewable Electricity Producers - 8.2%
Independent Power Producers & Energy Traders - 8.2%
Black Hills Corp.	18,015	744,740
Calpine Corp. (a)	210,134	3,067,956
Dynegy, Inc. (a)	55,302	1,143,092
NRG Energy, Inc.	66,804	992,039
The AES Corp.	85,200	834,108
		6,781,935
Multi-Utilities - 34.6%
Multi-Utilities - 34.6%
Dominion Resources, Inc.	112,394	7,910,290
DTE Energy Co.	36,811	2,958,500
NiSource, Inc.	146,428	2,716,239
PG&E Corp.	76,339	4,030,699
Sempra Energy	90,981	8,799,682
WEC Energy Group, Inc.	38,872	2,029,896
		28,445,306
Oil, Gas & Consumable Fuels - 1.8%
Oil & Gas Storage & Transport - 1.8%
Cheniere Energy Partners LP Holdings LLC	79,800	1,516,998
Real Estate Investment Trusts - 2.8%
Specialized REITs - 2.8%
Crown Castle International Corp.	28,800	2,271,456
TOTAL COMMON STOCKS
(Cost $77,603,516)		81,646,953

Money Market Funds - 1.7%
Fidelity Cash Central Fund, 0.18% (b)
(Cost $1,396,495)	1,396,495	1,396,495
TOTAL INVESTMENT PORTFOLIO - 101.0%
(Cost $79,000,011)		83,043,448
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(800,652)
NET ASSETS - 100%		$82,242,796

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,596
Fidelity Securities Lending Cash Central Fund	3,183
Total	$4,779

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo.LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $79,221,991. Net unrealized appreciation aggregated $3,821,457, of which $8,715,488 related to appreciated investment securities and $4,894,031 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Health Care Portfolio

September 30, 2015

1.807727.111
VHC-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
Biotechnology - 18.4%
Biotechnology - 18.4%
Ablynx NV (a)(b)	193,600	$2,487,779
Acceleron Pharma, Inc. (a)	49,114	1,222,939
Acorda Therapeutics, Inc. (a)	62,200	1,648,922
Actelion Ltd.	35,000	4,442,335
Advaxis, Inc. (a)(b)	169,999	1,739,090
Alnylam Pharmaceuticals, Inc. (a)	51,810	4,163,452
AMAG Pharmaceuticals, Inc. (a)(b)	128,525	5,106,298
Amgen, Inc.	177,568	24,561,206
Amicus Therapeutics, Inc. (a)	204,100	2,855,359
Arena Pharmaceuticals, Inc. (a)(b)	795,500	1,519,405
Array BioPharma, Inc. (a)(b)	344,320	1,570,099
Ascendis Pharma A/S ADR	68,062	1,204,697
Biogen, Inc. (a)	25,848	7,542,705
BioMarin Pharmaceutical, Inc. (a)	123,000	12,954,360
bluebird bio, Inc. (a)	3,500	299,425
Blueprint Medicines Corp. (b)	32,356	690,477
Cara Therapeutics, Inc. (a)	105,908	1,513,425
Celgene Corp. (a)	32,940	3,563,120
Cellectis SA sponsored ADR	86,200	2,272,232
Curis, Inc. (a)	662,500	1,338,250
Discovery Laboratories, Inc. (a)	672,500	201,750
Dyax Corp. (a)	192,100	3,667,189
Galapagos Genomics NV (a)	300	10,964
Gilead Sciences, Inc.	123,990	12,174,578
Heron Therapeutics, Inc. (a)(b)	62,720	1,530,368
Insmed, Inc. (a)	300,000	5,571,000
Intercept Pharmaceuticals, Inc. (a)	29,579	4,905,973
Mirati Therapeutics, Inc. (a)	120,000	4,130,400
Neurocrine Biosciences, Inc. (a)	129,700	5,160,763
ProNai Therapeutics, Inc. (a)	37,611	771,778
Puma Biotechnology, Inc. (a)(b)	134,700	10,150,992
Radius Health, Inc. (a)	60,000	4,158,600
Spark Therapeutics, Inc. (b)	50,300	2,099,019
TESARO, Inc. (a)(b)	105,000	4,210,500
Ultragenyx Pharmaceutical, Inc. (a)	91,477	8,810,150
United Therapeutics Corp. (a)	29,010	3,807,272
Vertex Pharmaceuticals, Inc. (a)	271,200	28,242,768
Xencor, Inc. (a)	114,600	1,401,558
		183,701,197
Capital Markets - 0.1%
Asset Management & Custody Banks - 0.1%
RPI International Holdings LP (c)	4,179	576,201
Diversified Consumer Services - 0.2%
Specialized Consumer Services - 0.2%
Carriage Services, Inc.	92,659	2,000,508
Health Care Equipment & Supplies - 22.0%
Health Care Equipment - 21.1%
Atricure, Inc. (a)	150,000	3,286,500
Boston Scientific Corp. (a)	3,200,000	52,512,000
CONMED Corp.	131,700	6,287,358
Edwards Lifesciences Corp. (a)	62,765	8,923,300
HeartWare International, Inc. (a)	79,185	4,142,167
Integra LifeSciences Holdings Corp. (a)	76,800	4,573,440
Medtronic PLC	1,260,000	84,344,400
Neovasc, Inc. (a)	540,000	2,667,600
Nevro Corp.	134,700	6,248,733
ResMed, Inc. (b)	96,600	4,922,736
St. Jude Medical, Inc.	155,000	9,778,950
Steris Corp. (b)	67,700	4,398,469
Tornier NV (a)	335,463	6,840,091
Wright Medical Group, Inc. (a)	155,000	3,258,100
Zeltiq Aesthetics, Inc. (a)(b)	110,711	3,546,073
Zimmer Biomet Holdings, Inc.	55,000	5,166,150
		210,896,067
Health Care Supplies - 0.9%
Derma Sciences, Inc. (a)	113,975	536,822
Penumbra, Inc.	1,400	56,140
The Cooper Companies, Inc.	59,374	8,838,414
		9,431,376

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		220,327,443

Health Care Providers & Services - 14.6%
Health Care Distributors & Services - 3.7%
Amplifon SpA	316,600	2,393,246
EBOS Group Ltd.	437,331	3,483,638
McKesson Corp.	160,836	29,759,485
United Drug PLC (United Kingdom)	251,400	1,912,936
		37,549,305
Health Care Facilities - 3.2%
Brookdale Senior Living, Inc. (a)	169,450	3,890,572
HCA Holdings, Inc. (a)	140,000	10,830,400
Surgical Care Affiliates, Inc. (a)	219,140	7,163,687
Universal Health Services, Inc. Class B	78,000	9,735,180
		31,619,839
Health Care Services - 2.1%
Adeptus Health, Inc. Class A (a)	42,900	3,464,604
DaVita HealthCare Partners, Inc. (a)	106,800	7,724,844
Envision Healthcare Holdings, Inc. (a)	272,500	10,025,275
		21,214,723
Managed Health Care - 5.6%
Cigna Corp.	180,000	24,303,600
UnitedHealth Group, Inc.	233,207	27,054,344
Wellcare Health Plans, Inc. (a)	51,900	4,472,742
		55,830,686

TOTAL HEALTH CARE PROVIDERS & SERVICES		146,214,553

Health Care Technology - 3.1%
Health Care Technology - 3.1%
athenahealth, Inc. (a)(b)	96,700	12,894,945
Castlight Health, Inc.	104,900	440,580
Castlight Health, Inc. Class B (a)(b)	41,600	174,720
Cerner Corp. (a)	91,700	5,498,332
Connecture, Inc.	250,000	1,140,000
Evolent Health, Inc. (b)	91,475	1,459,941
HealthStream, Inc. (a)	200,000	4,362,000
Medidata Solutions, Inc. (a)	123,705	5,209,218
		31,179,736
Life Sciences Tools & Services - 2.5%
Life Sciences Tools & Services - 2.5%
Agilent Technologies, Inc.	485,100	16,653,483
Bruker Corp. (a)	238,747	3,922,613
PRA Health Sciences, Inc.	116,910	4,539,615
		25,115,711
Pharmaceuticals - 36.5%
Pharmaceuticals - 36.5%
AbbVie, Inc.	852,100	46,362,761
Allergan PLC (a)	233,200	63,386,092
Amphastar Pharmaceuticals, Inc. (a)(b)	217,500	2,542,575
Bristol-Myers Squibb Co.	434,270	25,708,784
Catalent, Inc. (a)	130,000	3,159,000
Dechra Pharmaceuticals PLC	210,000	2,982,992
Eisai Co. Ltd.	128,900	7,605,299
Endo Health Solutions, Inc. (a)	255,803	17,722,032
Horizon Pharma PLC (a)	269,500	5,341,490
Jazz Pharmaceuticals PLC (a)	111,663	14,829,963
Jiangsu Hengrui Medicine Co. Ltd.	513,554	3,741,301
Lee's Pharmaceutical Holdings Ltd.	1,786,500	2,311,650
Mallinckrodt PLC (a)	109,171	6,980,394
Mylan N.V.	165,170	6,649,744
Novartis AG sponsored ADR	45,600	4,191,552
Perrigo Co. PLC	89,200	14,028,484
Pfizer, Inc.	337,000	10,585,170
Prestige Brands Holdings, Inc. (a)	160,604	7,252,877
Sanofi SA sponsored ADR	140,000	6,645,800
SCYNEXIS, Inc. (a)(b)	400,000	2,912,000
Shire PLC sponsored ADR	91,887	18,857,969
Sun Pharmaceutical Industries Ltd. (a)	312,788	4,145,278
Teva Pharmaceutical Industries Ltd. sponsored ADR	960,000	54,201,600
The Medicines Company (a)	96,200	3,651,752
TherapeuticsMD, Inc. (a)(b)	537,800	3,151,508
UCB SA	33,000	2,575,663
Valeant Pharmaceuticals International, Inc. (Canada) (a)	100,400	17,920,779
ZS Pharma, Inc. (a)	85,900	5,640,194
		365,084,703
Professional Services - 0.8%
Human Resource & Employment Services - 0.8%
WageWorks, Inc. (a)	170,000	7,663,600
TOTAL COMMON STOCKS
(Cost $920,179,520)		981,863,652

Convertible Preferred Stocks - 0.1%
Health Care Providers & Services - 0.1%
Health Care Services - 0.1%
1Life Healthcare, Inc. Series G (a)(c)
(Cost $1,193,163)	181,172	1,145,007

Money Market Funds - 2.6%
Fidelity Cash Central Fund, 0.18% (d)	525	525
Fidelity Securities Lending Cash Central Fund, 0.20% (d)(e)	25,943,820	25,943,820
TOTAL MONEY MARKET FUNDS
(Cost $25,944,345)		25,944,345
TOTAL INVESTMENT PORTFOLIO - 100.9%
(Cost $947,317,028)		1,008,953,004
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(9,402,396)
NET ASSETS - 100%		$999,550,608

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,721,208 or 0.2% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
1Life Healthcare, Inc. Series G	4/10/14	$1,193,163
RPI International Holdings LP	5/21/15	$492,704

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$20,244
Fidelity Securities Lending Cash Central Fund	140,433
Total	$160,677

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$981,863,652	$963,483,923	$17,803,528	$576,201
Convertible Preferred Stocks	1,145,007	--	--	1,145,007
Money Market Funds	25,944,345	25,944,345	--	--
Total Investments in Securities:	$1,008,953,004	$989,428,268	$17,803,528	$1,721,208

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo.LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $948,402,932. Net unrealized appreciation aggregated $60,550,072, of which $159,070,256 related to appreciated investment securities and $98,520,184 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Consumer Discretionary Portfolio

September 30, 2015

1.807732.111
VCI-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
Auto Components - 4.4%
Auto Parts & Equipment - 4.4%
Delphi Automotive PLC	36,437	$2,770,669
Tenneco, Inc. (a)	41,460	1,856,164
Visteon Corp. (a)	18,600	1,883,064
		6,509,897
Automobiles - 3.2%
Automobile Manufacturers - 1.9%
Tata Motors Ltd. (a)	84,556	385,227
Tesla Motors, Inc. (a)(b)	10,080	2,503,872
		2,889,099
Motorcycle Manufacturers - 1.3%
Harley-Davidson, Inc.	34,200	1,877,580

TOTAL AUTOMOBILES		4,766,679

Beverages - 3.1%
Distillers & Vintners - 1.9%
Constellation Brands, Inc. Class A (sub. vtg.)	22,800	2,854,788
Soft Drinks - 1.2%
Monster Beverage Corp. (a)	13,140	1,775,740

TOTAL BEVERAGES		4,630,528

Food Products - 0.3%
Packaged Foods & Meats - 0.3%
Associated British Foods PLC	8,173	412,948
Hotels, Restaurants & Leisure - 20.7%
Casinos & Gaming - 2.9%
Las Vegas Sands Corp.	80,060	3,039,878
Wynn Resorts Ltd. (b)	23,620	1,254,694
		4,294,572
Hotels, Resorts & Cruise Lines - 6.2%
Accor SA	40,225	1,877,004
Hilton Worldwide Holdings, Inc.	262,440	6,020,374
Wyndham Worldwide Corp.	18,513	1,331,085
		9,228,463
Leisure Facilities - 1.4%
Vail Resorts, Inc.	20,360	2,131,285
Restaurants - 10.2%
Dave & Buster's Entertainment, Inc.	31,000	1,172,730
Domino's Pizza, Inc.	9,100	981,981
Fiesta Restaurant Group, Inc. (a)	27,000	1,224,990
Jubilant Foodworks Ltd. (a)	22,022	539,724
McDonald's Corp.	9,820	967,565
Papa John's International, Inc.	16,805	1,150,806
Ruth's Hospitality Group, Inc.	133,716	2,171,548
Starbucks Corp.	124,370	7,069,191
		15,278,535

TOTAL HOTELS, RESTAURANTS & LEISURE		30,932,855

Household Durables - 3.6%
Homebuilding - 2.8%
D.R. Horton, Inc.	43,600	1,280,096
Lennar Corp. Class A	22,400	1,078,112
PulteGroup, Inc.	98,700	1,862,469
		4,220,677
Housewares & Specialties - 0.8%
Jarden Corp. (a)	23,940	1,170,187

TOTAL HOUSEHOLD DURABLES		5,390,864

Household Products - 0.9%
Household Products - 0.9%
Spectrum Brands Holdings, Inc.	14,640	1,339,706
Internet & Catalog Retail - 9.7%
Internet Retail - 9.7%
Amazon.com, Inc. (a)	23,828	12,197,313
Ocado Group PLC (a)(b)	463,697	2,244,664
		14,441,977
Internet Software & Services - 1.5%
Internet Software & Services - 1.5%
Alibaba Group Holding Ltd. sponsored ADR (b)	20,100	1,185,297
HomeAway, Inc. (a)	24,500	650,230
JUST EAT Ltd. (a)	69,400	430,858
		2,266,385
Media - 19.7%
Advertising - 0.3%
MDC Partners, Inc. Class A (sub. vtg.)	22,478	414,270
Broadcasting - 2.1%
ITV PLC	851,200	3,167,626
Cable & Satellite - 8.4%
Charter Communications, Inc. Class A (a)(b)	17,580	3,091,443
Comcast Corp. Class A	111,600	6,347,808
Naspers Ltd. Class N	17,740	2,215,385
Starz Series A (a)	23,500	877,490
		12,532,126
Movies & Entertainment - 8.9%
Lions Gate Entertainment Corp.	33,200	1,221,760
The Walt Disney Co.	99,104	10,128,429
Time Warner, Inc.	28,900	1,986,875
		13,337,064

TOTAL MEDIA		29,451,086

Multiline Retail - 2.3%
Department Stores - 1.8%
Macy's, Inc.	51,940	2,665,561
General Merchandise Stores - 0.5%
B&M European Value Retail S.A.	146,373	720,519

TOTAL MULTILINE RETAIL		3,386,080

Software - 1.6%
Application Software - 0.6%
Mobileye NV (a)	21,000	955,080
Home Entertainment Software - 1.0%
Playtech Ltd.	118,612	1,486,580

TOTAL SOFTWARE		2,441,660

Specialty Retail - 19.1%
Apparel Retail - 9.8%
L Brands, Inc.	83,900	7,561,907
Ross Stores, Inc.	93,400	4,527,098
TJX Companies, Inc.	13,157	939,673
United Arrows Ltd.	8,700	359,097
Zumiez, Inc. (a)	75,966	1,187,349
		14,575,124
Automotive Retail - 4.2%
AutoZone, Inc. (a)	4,630	3,351,333
O'Reilly Automotive, Inc. (a)	11,680	2,920,000
		6,271,333
Home Improvement Retail - 3.8%
Home Depot, Inc.	49,340	5,698,277
Specialty Stores - 1.3%
Staples, Inc.	166,800	1,956,564

TOTAL SPECIALTY RETAIL		28,501,298

Textiles, Apparel & Luxury Goods - 7.2%
Apparel, Accessories & Luxury Goods - 1.6%
G-III Apparel Group Ltd. (a)	39,152	2,414,112
Footwear - 5.6%
NIKE, Inc. Class B	68,035	8,366,264

TOTAL TEXTILES, APPAREL & LUXURY GOODS		10,780,376

TOTAL COMMON STOCKS
(Cost $134,572,775)		145,252,339

Money Market Funds - 9.0%
Fidelity Cash Central Fund, 0.18% (c)	4,918,299	4,918,299
Fidelity Securities Lending Cash Central Fund, 0.20% (c)(d)	8,590,925	8,590,925
TOTAL MONEY MARKET FUNDS
(Cost $13,509,224)		13,509,224
TOTAL INVESTMENT PORTFOLIO - 106.3%
(Cost $148,081,999)		158,761,563
NET OTHER ASSETS (LIABILITIES) - (6.3)%		(9,423,690)
NET ASSETS - 100%		$149,337,873

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,399
Fidelity Securities Lending Cash Central Fund	10,098
Total	$13,497

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$145,252,339	$143,968,291	$1,284,048	$--
Money Market Funds	13,509,224	13,509,224	--	--
Total Investments in Securities:	$158,761,563	$157,477,515	$1,284,048	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo.LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $148,200,885. Net unrealized appreciation aggregated $10,560,678, of which $22,078,785 related to appreciated investment securities and $11,518,107 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Materials Portfolio

September 30, 2015

1.856922.108
VMATP-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
Chemicals - 64.9%
Commodity Chemicals - 9.4%
LyondellBasell Industries NV Class A	48,716	$4,060,966
Orion Engineered Carbons SA	34,656	500,779
		4,561,745
Diversified Chemicals - 16.2%
E.I. du Pont de Nemours & Co.	83,400	4,019,880
Eastman Chemical Co.	60,235	3,898,409
		7,918,289
Fertilizers & Agricultural Chemicals - 13.0%
Agrium, Inc. (a)	7,700	690,086
CF Industries Holdings, Inc.	27,300	1,225,770
Monsanto Co.	52,027	4,439,986
		6,355,842
Specialty Chemicals - 26.3%
Albemarle Corp. U.S.	21,900	965,790
Ashland, Inc.	15,900	1,599,858
Ecolab, Inc.	33,228	3,645,776
Frutarom Industries Ltd.	8,000	302,425
International Flavors & Fragrances, Inc.	2,900	299,454
NewMarket Corp.	2,429	867,153
PPG Industries, Inc.	27,000	2,367,630
Valspar Corp.	15,000	1,078,200
W.R. Grace & Co. (b)	18,646	1,735,010
		12,861,296

TOTAL CHEMICALS		31,697,172

Construction Materials - 4.5%
Construction Materials - 4.5%
Eagle Materials, Inc.	32,388	2,215,987
Containers & Packaging - 21.4%
Metal & Glass Containers - 3.7%
Ball Corp.	18,600	1,156,920
Owens-Illinois, Inc. (b)	32,100	665,112
		1,822,032
Paper Packaging - 17.7%
Graphic Packaging Holding Co.	154,500	1,976,055
Packaging Corp. of America	16,000	962,560
Sealed Air Corp.	27,400	1,284,512
WestRock Co.	85,998	4,423,737
		8,646,864

TOTAL CONTAINERS & PACKAGING		10,468,896

Energy Equipment & Services - 0.4%
Oil & Gas Equipment & Services - 0.4%
Aspen Aerogels, Inc. (b)	25,148	188,610
Metals & Mining - 4.7%
Diversified Metals & Mining - 0.3%
Compass Minerals International, Inc.	2,000	156,740
Steel - 4.4%
Nucor Corp.	13,700	514,435
Steel Dynamics, Inc.	93,400	1,604,612
		2,119,047

TOTAL METALS & MINING		2,275,787

Paper & Forest Products - 1.4%
Paper Products - 1.4%
Domtar Corp.	19,300	689,975
TOTAL COMMON STOCKS
(Cost $44,849,194)		47,536,427

Money Market Funds - 3.1%
Fidelity Cash Central Fund, 0.18% (c)	857,774	857,774
Fidelity Securities Lending Cash Central Fund, 0.20% (c)(d)	649,250	649,250
TOTAL MONEY MARKET FUNDS
(Cost $1,507,024)		1,507,024
TOTAL INVESTMENT PORTFOLIO - 100.4%
(Cost $46,356,218)		49,043,451
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(207,814)
NET ASSETS - 100%		$48,835,637

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$537
Fidelity Securities Lending Cash Central Fund	1,536
Total	$2,073

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo.LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $46,632,930. Net unrealized appreciation aggregated $2,410,521 of which $7,602,216 related to appreciated investment securities and $5,191,695 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Real Estate Portfolio

September 30, 2015

1.808791.111
VIPRE-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
Real Estate Investment Trusts - 97.7%
REITs - Apartments - 18.5%
American Residential Properties, Inc.	87,000	$1,502,490
AvalonBay Communities, Inc.	103,842	18,153,658
Camden Property Trust (SBI)	17,900	1,322,810
Equity Residential (SBI)	153,770	11,551,202
Essex Property Trust, Inc.	106,539	23,802,943
Mid-America Apartment Communities, Inc.	145,900	11,944,833
UDR, Inc.	610,800	21,060,384
		89,338,320
REITs - Diversified - 4.5%
Cousins Properties, Inc.	737,000	6,795,140
Digital Realty Trust, Inc.	114,900	7,505,268
DuPont Fabros Technology, Inc.	6,100	157,868
Liberty Property Trust (SBI)	148,000	4,663,480
Vornado Realty Trust	28,210	2,550,748
		21,672,504
REITs - Health Care - 11.3%
Care Capital Properties, Inc.	33,677	1,108,984
HCP, Inc.	519,725	19,359,756
Healthcare Realty Trust, Inc.	114,100	2,835,385
Sabra Health Care REIT, Inc.	214,900	4,981,382
Senior Housing Properties Trust (SBI)	249,100	4,035,420
Ventas, Inc.	296,310	16,611,139
Welltower, Inc.	84,178	5,700,534
		54,632,600
REITs - Hotels - 5.5%
Ashford Hospitality Prime, Inc.	129,282	1,813,826
FelCor Lodging Trust, Inc.	1,255,304	8,874,999
Host Hotels & Resorts, Inc.	209,778	3,316,590
Pebblebrook Hotel Trust	91,100	3,229,495
RLJ Lodging Trust	375,500	9,488,885
		26,723,795
REITs - Management/Investment - 0.3%
Coresite Realty Corp.	23,200	1,193,408
REITs - Manufactured Homes - 2.1%
Equity Lifestyle Properties, Inc.	12,300	720,411
Sun Communities, Inc.	138,999	9,418,572
		10,138,983
REITs - Office Property - 16.4%
Alexandria Real Estate Equities, Inc.	187,079	15,839,979
Boston Properties, Inc.	230,177	27,252,957
Mack-Cali Realty Corp.	441,300	8,331,744
Parkway Properties, Inc.	446,900	6,953,764
SL Green Realty Corp.	188,759	20,416,173
		78,794,617
REITs - Regional Malls - 15.8%
General Growth Properties, Inc.	274,700	7,133,959
Simon Property Group, Inc.	306,299	56,273,253
Taubman Centers, Inc.	83,300	5,754,364
The Macerich Co.	92,700	7,121,214
		76,282,790
REITs - Shopping Centers - 9.6%
Cedar Shopping Centers, Inc.	714,418	4,436,536
Federal Realty Investment Trust (SBI)	117,300	16,005,585
Kite Realty Group Trust	167,153	3,979,913
Ramco-Gershenson Properties Trust (SBI)	212,000	3,182,120
Urban Edge Properties	641,105	13,841,457
WP Glimcher, Inc.	392,699	4,578,870
		46,024,481
REITs - Storage - 9.0%
Extra Space Storage, Inc.	258,700	19,961,292
Public Storage	110,455	23,375,592
		43,336,884
REITs - Warehouse/Industrial - 4.7%
DCT Industrial Trust, Inc.	424,650	14,293,719
Prologis, Inc.	146,037	5,680,839
Terreno Realty Corp.	133,201	2,616,068
		22,590,626

TOTAL REAL ESTATE INVESTMENT TRUSTS		470,729,008

Real Estate Management & Development - 2.0%
Real Estate Operating Companies - 2.0%
Forest City Enterprises, Inc. Class A (a)	485,020	9,763,453
TOTAL COMMON STOCKS
(Cost $388,990,936)		480,492,461

Money Market Funds - 2.1%
Fidelity Cash Central Fund, 0.18% (b)
(Cost $10,264,169)	10,264,169	10,264,169
TOTAL INVESTMENT PORTFOLIO - 101.8%
(Cost $399,255,105)		490,756,630
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(8,835,196)
NET ASSETS - 100%		$481,921,434

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,393
Fidelity Securities Lending Cash Central Fund	2,868
Total	$8,261

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo.LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $400,775,834. Net unrealized appreciation aggregated $89,980,796, of which $109,347,168 related to appreciated investment securities and $19,366,372 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Consumer Staples Portfolio

September 30, 2015

1.856924.108
VCSP-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
Beverages - 24.7%
Brewers - 0.8%
Anadolu Efes Biracilik Ve Malt Sanayii A/S	8,000	$56,456
Anheuser-Busch InBev SA NV	8,036	854,673
Boston Beer Co., Inc. Class A (a)	1,000	210,610
SABMiller PLC	7,700	435,292
		1,557,031
Distillers & Vintners - 1.9%
Constellation Brands, Inc. Class A (sub. vtg.)	28,900	3,618,569
Diageo PLC	6,479	174,071
		3,792,640
Soft Drinks - 22.0%
Britvic PLC	48,500	497,804
Coca-Cola Bottling Co. Consolidated	33,130	6,406,679
Coca-Cola Central Japan Co. Ltd.	111,800	1,806,282
Coca-Cola Enterprises, Inc.	26,400	1,276,440
Coca-Cola HBC AG	9,440	199,497
Coca-Cola Icecek Sanayi A/S	7,853	89,812
Dr. Pepper Snapple Group, Inc.	10,900	861,645
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	3,285	293,186
Monster Beverage Corp. (a)	46,200	6,243,468
PepsiCo, Inc.	55,506	5,234,216
The Coca-Cola Co.	513,038	20,583,086
		43,492,115

TOTAL BEVERAGES		48,841,786

Biotechnology - 0.4%
Biotechnology - 0.4%
Enzymotec Ltd. (a)	84,900	768,345
Chemicals - 0.2%
Fertilizers & Agricultural Chemicals - 0.2%
Agrium, Inc.	4,300	385,373
Intrepid Potash, Inc. (a)	19,100	105,814
		491,187
Food & Staples Retailing - 16.9%
Drug Retail - 10.2%
CVS Health Corp.	115,539	11,147,203
Rite Aid Corp. (a)	98,900	600,323
Walgreens Boots Alliance, Inc.	102,600	8,526,060
		20,273,586
Food Distributors - 1.0%
Sysco Corp.	37,600	1,465,272
United Natural Foods, Inc. (a)	10,000	485,100
		1,950,372
Food Retail - 3.1%
Kroger Co.	103,352	3,727,907
Natural Grocers by Vitamin Cottage, Inc. (a)	12,700	288,163
Sprouts Farmers Market LLC (a)	56,400	1,190,040
Whole Foods Market, Inc.	27,400	867,210
		6,073,320
Hypermarkets & Super Centers - 2.6%
Costco Wholesale Corp.	16,000	2,313,120
Wal-Mart Stores, Inc.	43,704	2,833,767
		5,146,887

TOTAL FOOD & STAPLES RETAILING		33,444,165

Food Products - 21.4%
Agricultural Products - 0.7%
Archer Daniels Midland Co.	4,464	185,033
Bunge Ltd.	9,512	697,230
Darling International, Inc. (a)	25,500	286,620
First Resources Ltd.	150,000	172,872
		1,341,755
Packaged Foods & Meats - 20.7%
ConAgra Foods, Inc.	67,600	2,738,476
Danone SA	9,950	628,075
Dean Foods Co.	60,200	994,504
Diamond Foods, Inc. (a)	4,242	130,908
Glanbia PLC	9,200	171,061
Greencore Group PLC	83,800	346,331
Hormel Foods Corp.	19,900	1,259,869
Inner Mongoli Yili Industries Co. Ltd.	72,000	174,872
JBS SA	28,900	122,467
Kellogg Co.	21,900	1,457,445
Keurig Green Mountain, Inc. (b)	106,694	5,563,025
McCormick & Co., Inc. (non-vtg.)	5,600	460,208
Mead Johnson Nutrition Co. Class A	100,300	7,061,120
Mondelez International, Inc.	197,400	8,265,138
Omega Protein Corp. (a)	7,700	130,669
Post Holdings, Inc. (a)	24,900	1,471,590
The Hain Celestial Group, Inc. (a)	12,580	649,128
The Hershey Co.	20,000	1,837,600
The J.M. Smucker Co.	13,100	1,494,579
The Kraft Heinz Co.	57,100	4,030,118
TreeHouse Foods, Inc. (a)	6,600	513,414
Tyson Foods, Inc. Class A	37,300	1,607,630
		41,108,227

TOTAL FOOD PRODUCTS		42,449,982

Health Care Providers & Services - 0.2%
Health Care Services - 0.2%
Diplomat Pharmacy, Inc.	15,300	439,569
Household Durables - 0.4%
Housewares & Specialties - 0.4%
Jarden Corp. (a)	17,350	848,068
Household Products - 13.5%
Household Products - 13.5%
Church & Dwight Co., Inc.	6,400	536,960
Colgate-Palmolive Co.	10,490	665,695
Procter & Gamble Co.	275,236	19,800,478
Spectrum Brands Holdings, Inc.	13,700	1,253,687
Svenska Cellulosa AB (SCA) (B Shares)	157,400	4,396,695
		26,653,515
Personal Products - 8.1%
Personal Products - 8.1%
Asaleo Care Ltd.	462,122	582,297
Avon Products, Inc. (b)	686,900	2,232,425
Coty, Inc. Class A (b)	81,200	2,197,272
Elizabeth Arden, Inc. (a)(b)	60,700	709,583
Estee Lauder Companies, Inc. Class A	48,800	3,937,184
Herbalife Ltd. (a)	67,300	3,667,850
Nu Skin Enterprises, Inc. Class A	17,888	738,417
Ontex Group NV	17,000	521,435
Unilever NV (Certificaten Van Aandelen) (Bearer)	34,543	1,384,656
		15,971,119
Specialty Retail - 0.4%
Specialty Stores - 0.4%
GNC Holdings, Inc.	21,800	881,156
Tobacco - 12.4%
Tobacco - 12.4%
Altria Group, Inc.	154,296	8,393,702
British American Tobacco PLC sponsored ADR	24,159	2,659,423
Imperial Tobacco Group PLC	19,368	999,973
ITC Ltd.	27,681	139,011
Japan Tobacco, Inc.	23,000	713,464
Philip Morris International, Inc.	44,934	3,564,614
Reynolds American, Inc.	182,900	8,096,983
		24,567,170
TOTAL COMMON STOCKS
(Cost $171,410,010)		195,356,062

Convertible Preferred Stocks - 0.8%
Internet & Catalog Retail - 0.8%
Internet Retail - 0.8%
The Honest Co., Inc. Series D (c)
(Cost $1,499,986)	32,783	1,499,986

Money Market Funds - 4.6%
Fidelity Cash Central Fund, 0.18% (d)	926,656	926,656
Fidelity Securities Lending Cash Central Fund, 0.20% (d)(e)	8,176,725	8,176,725
TOTAL MONEY MARKET FUNDS
(Cost $9,103,381)		9,103,381
TOTAL INVESTMENT PORTFOLIO - 104.0%
(Cost $182,013,377)		205,959,429
NET OTHER ASSETS (LIABILITIES) - (4.0)%		(7,834,976)
NET ASSETS - 100%		$198,124,453

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,499,986 or 0.8% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
The Honest Co., Inc. Series D	8/3/15	$1,499,986

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,696
Fidelity Securities Lending Cash Central Fund	125,896
Total	$127,592

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$195,356,062	$188,725,789	$6,630,273	$--
Convertible Preferred Stocks	1,499,986	--	--	1,499,986
Money Market Funds	9,103,381	9,103,381	--	--
Total Investments in Securities:	$205,959,429	$197,829,170	$6,630,273	$1,499,986

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo.LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $182,329,866. Net unrealized appreciation aggregated $23,629,563, of which $35,366,157 related to appreciated investment securities and $11,736,594 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund IV’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund IV

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	November 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	November 27, 2015

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 27, 2015